Earnings / (Loss) per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings / (Loss) per Common Share
	March 31,
	2016	2017
Net income / (loss)	$1,075	$(1,703)
Weighted average number of common shares, basic and diluted	18,277,893	18,277,893
Earnings / (loss) per common share, basic and diluted	$0.06	$(0.09)

	2014	2015	2016
Net (loss)/income available to common stockholders	($19,243)	$3,505	($5,813)
Weighted average number of common shares, basic	18,244,671	18,244,671	18,277,893
Dilutive effect of stock granted under the EIP	—	33,222	—
Weighted average number of common shares, diluted	18,244,671	18,277,893	18,277,893
(Loss)/earnings per common share, basic and diluted	($1.05)	$0.19	($0.32)